Offsets	Sep. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Empire Petroleum Corp
Form or Filing Type	S-3
File Number	333-274327
Initial Filing Date	Sep. 01, 2023
Fee Offset Claimed	$ 30,232.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Stock, Warrants, Debt Securities, Guarantees of Debt, Depositary Shares, Subscription Rights, Purchase Contracts, and Units
Unsold Securities Associated with Fee Offset Claimed	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 274,340,000.00
Termination / Withdrawal Statement	This registration statement includes unsold Debt Securities, Common Stock, Preferred Stock, Depositary Shares, Warrants, Subscription Rights, Purchase Contracts, Units and Guarantees of Empire Petroleum Corporation and its subsidiaries named as co-registrants (the “Unsold Securities”) with an aggregate offering price of $274,340,000 that were previously covered by registration statement no. 333-274327 initially filed on September 1, 2023 (the “Prior Registration Statement”). Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting the registration fee due under this registration statement by $30,232, which represents the portion of the registration fee previously paid with respect to $274,340,000of unsold securities previously registered on the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Empire Petroleum Corp
Form or Filing Type	S-3
File Number	333-274327
Filing Date	Sep. 01, 2023
Fee Paid with Fee Offset Source	$ 30,232.00